'33 Act File No. 333-169879
'40 Act File No. 811-08301
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.	☐
Post-effective Amendment No. 2	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 178	☑
(Check appropriate box or boxes.)

NATIONWIDE VLI SEPARATE ACCOUNT-4
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code:  (614) 249-7111

Robert W. Horner, III
Vice President Corporate Governance and Secretary
One Nationwide Plaza
Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	February 14, 2012

It is proposed that this filing will become effective (check appropriate box)
☑       immediately upon filing pursuant to paragraph (b)
☐      on (date) pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Life Insurance Company • Nationwide VLI Separate Account-4	Nationwide Life and Annuity Insurance Company • Nationwide VL Separate Account-C • Nationwide VL Separate Account-D

Prospectus supplement dated February 14, 2012 to
Bank One/One Investor PCVUL prospectus dated May 1, 2008;
BOA COLI Future NLAIC and BOA CVUL prospectus dated May 1, 2008;
BOA COLI Future, BAE Future Corporate FPVUL, Future Executive VUL, Marathon CVUL, and
Next Generation Corporate FPVUL prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

The Board of Trustees of Invesco voted to merge the Invesco – Invesco V.I. Capital Development Fund: Series I Shares into the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Invesco – Invesco V.I. Capital Development Fund: Series I Shares will be transferred to the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I Shares.

In connection with this merger, effective April 27, 2012, the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series I Shares is added to the policy as an investment option and "Appendix A: Sub-Account Information" is revised to add the following:

Invesco - Invesco Van Kampen V.I. Mid Cap Growth   Fund: Series I
This sub-account is only available for policies issued before December 31, 2011.
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Additionally, all references to Invesco – Invesco V.I. Capital Development Fund: Series I Shares are removed .

INCORPORATION BY REFERENCE

The prospectus supplements dated June 10, 2011, June 24, 2011, July 12, 2011, September 12, 2011, and December 21, 2011, and the prospectus, statement of additional information, and Part C that were effective May 1, 2011, previously filed with the Commission under SEC file No. 333-169879, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 14 th day of February, 2012 .

NATIONWIDE VLI SEPARATE ACCOUNT-4
         (Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
          (Depositor)

By/s/ TIMOTHY D. CRAWFORD
                    Timothy D. Crawford

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 14 th day of February, 2012 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President- Nationwide Financial Network and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact